CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Breakdown of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 144,729	$ 231,362	$ 372,088	$ 44,753
Restricted cash	9,538	11,494
Total restricted cash	9,538	11,494
Short-term Deposits [Abstract]
Short-term deposits, classified as cash equivalents	$ 12,000	$ 37,000
Short-term deposits, maturity date	January 2024
Minimum [Member]
Short-term Deposits [Abstract]
Short-term deposits, maturity date		Jan-2023
Interest rate on short-term deposits	2.40%	0.60%
Maximum [Member]
Short-term Deposits [Abstract]
Short-term deposits, maturity date		February 2023
Interest rate on short-term deposits	4.80%	4.20%
US Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 137,917	$ 211,253
Singapore Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	2,991	2,234
Chinese Renminbi [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	585	2,484
Norwegian Krone [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	2,487	12,589
Euro [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	701	2,791
Hongkong Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	7	11
Bhutan, Ngultrum [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 41	$ 0